Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Bond Fund
Issuer	GOODG 2018-1AA
Ticker/Cusip	38218GAA0
Principal Amount (US$)	45,000,000.00
Principal Amount (Foreign$)	0
Amount Purchased (US$)	3,799,607.46
Amount Purchased (Foreign$)	0
Trade Date	April 20, 2018.
Price (US$)	99.98967
Price-Foreign	0
Underwriter	Deutsche Bank Securities Inc.
Other Syndicate Members:	CIT Capital Securities LLC, Nomura Securities International Inc., Suntrust Robinson Humphrey, Inc.
Underwriting Spread	0.500%
Currency	USD

Fund	International Bond Fund
Issuer	GOODG 2018-1AA
Ticker/Cusip	38218GAA0
Principal Amount (US$)	45,000,000.00
Principal Amount (Foreign$)	0
Amount Purchased (US$)	1,799,814.06
Amount Purchased (Foreign$)	0
Trade Date	April 20, 2018.
Price (US$)	99.98967
Price-Foreign	0
Underwriter	Deutsche Bank Securities Inc.
Other Syndicate Members:	CIT Capital Securities LLC, Nomura Securities International Inc., Suntrust Robinson Humphrey, Inc.
Underwriting Spread	0.500%
Currency	USD